Concentrations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Agreement description	This receivable is due to the Company in various installments, pursuant to each agreement, beginning in July 2017 and ending in December 2019.
Recurring Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	66.10%	73.00%
Professional Services [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.20%	13.30%
Implementation Fees [Member]
Concentration Risk [Line Items]
Concentration risk percentage	6.70%	13.70%
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.20%
Sales revenue	$ 1,400,000
Revenue [Member] | No Single Customer [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.80%	17.00%
Accounts receivable	$ 1,300,000	$ 121,000
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.80%
Accounts receivable		$ 113,000
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.30%
Accounts receivable		$ 95,000
Law Firm [Member]
Concentration Risk [Line Items]
Concentration risk percentage		30.80%
Accounts payable	$ 317,000	$ 342,000
Law Firm [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.40%
Technology Partner [Member]
Concentration Risk [Line Items]
Accounts payable	$ 558,000
Technology Partner [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.30%
Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Incurred billings cost		$ 837,000
Percentage of billing cost		12.50%